Reconciliation of Liabilities Arising from Financing Activities - MYR (RM)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
At beginning of year	RM 34,322,076	RM 24,924,763
Cash flows	27,158,007	8,410,141
Non cash flows	614,878	987,172
At end of year	62,094,961	34,322,076
Convertible securities payable [Member]
At beginning of year
Cash flows	7,362,081
Non cash flows	294,875
At end of year	7,656,956
Hire purchase payables [Member]
At beginning of year	250,000
Cash flows	(46,510)
Non cash flows	300,300	250,000
At end of year	503,790	250,000
Term loan [Member]
At beginning of year	2,072,038	942,456
Cash flows	16,035,373	1,129,582
Non cash flows
At end of year	18,107,411	2,072,038
Trade financing [Member]
At beginning of year	31,252,219	23,766,660
Cash flows	3,963,063	7,485,559
Non cash flows
At end of year	35,215,282	31,252,219
Lease liabilities [Member]
At beginning of year	747,819	215,647
Cash flows	(156,000)	(205,000)
Non cash flows	19,703	737,172
At end of year	RM 611,522	RM 747,819